Leases - Right-of-use Assets And Lease Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net	[1]	$ 43,349	$ 43,724
Finance lease right-of-use assets, net (included in property and equipment, net)		5,794	1,998
Total right-of-use assets		49,143	45,722
Current
Current portion of operating lease liabilities	[2]	6,692	9,177
Current portion of finance lease liabilities		1,189	425
Total current lease liabilities		7,881	9,602
Long-term
Long-term operating lease liabilities	[3]	$ 39,803	$ 37,224
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities	Other long-term liabilities
Long-term finance lease liabilities (included in other long-term liabilities)		$ 4,548	$ 1,619
Total lease liabilities		$ 52,232	$ 48,445

[1]	Includes related party operating right-of-use assets, net of $10,931 and $13,077 at December 31, 2023 and 2022, respectively
[2]	Includes related party current portion of operating lease liabilities of $1,888 and $1,836 at December 31, 2023 and 2022, respectively
[3]	Includes related party long-term operating lease liabilities of $9,472 and $11,631 at December 31, 2023 and 2022, respectively